Other non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other non-current assets [Abstract]
Prepayment to suppliers - HNA	$ 50,123		¥ 324,680
Yield enhancement products from Exchange and trust companies	46,353		300,267
Other long term assets	3,785		24,534	¥ 15,368
Balance at the end of year	100,261		649,481	¥ 15,368
Minimum amount of products and services acquired from HNA	$ 100,000	¥ 649,400
Period for products and services from HNA	2 years	2 years
Prepayment to suppliers, current	$ 50,000		¥ 324,700